DEFERRED REVENUE - Schedule of deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred revenue	¥ 105,752	$ 16,595	¥ 50,951
Deferred merchandise revenue [Member]
Deferred revenue	99,213		40,645
Deferred membership program revenue [Member]
Deferred revenue	1,025		0
Deferred marketplace revenue [Member]
Deferred revenue	4,402		9,113
Deferred other revenue [Member]
Deferred revenue	¥ 1,112		¥ 1,193